Quarterly Financial Information (Unaudited - see accompanying accountants' report)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited - see accompanying accountants' report)
Quarterly Financial Information (Unaudited - see accompanying accountants' report)

	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter
	(Amounts in thousands)
2018:
Net revenue	$133,753	135,013	137,156	134,436
Operating income (loss)	$12,012	(201,845)	12,280	(316,590)
Net loss	$(26,207)	(241,792)	(33,840)	(376,911)
2017:
Net revenue	$141,200	140,498	138,211	133,546
Operating income (loss)	$16,609	(11,848)	12,896	14,647
Net loss	$(21,013)	(50,104)	(25,536)	(14,642)